Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2023 USD ($)
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
At beginning of year	RM 12,819,747	$ 2,793,399	RM 34,221,879
Addition	50,492,301	11,002,179
Disposal	(27,423,012)	(5,975,424)
Fair value adjustment	2,378,581	518,288	(21,402,132)
Currency realignment	101,212	22,055
At end of year	38,368,829	$ 8,360,497	12,819,747	RM 34,221,879
Total	38,368,829		12,819,747
Financial assets measured at fair value through other comprehensive income	38,368,829		12,819,747		$ 8,360,497
Treasure Global Inc [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total	36		12,819,747		8
Sagtec Global Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total	7,746,738				1,688,000
YY Group Holding Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total	23,738,105				5,172,489
GlobexUS Holdings Corp [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total	6,883,950				1,500,000
Unlisted equity securities [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - Schedule of Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Total	RM 38,368,793				$ 8,360,489